UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10609

SMID-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

SMID-Cap Portfolio	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Airlines — 2.0%
SkyWest, Inc.	25,300	$679,305
		$679,305
Automobiles — 1.0%
Thor Industries, Inc.	9,400	$357,294
		$357,294
Capital Markets — 7.5%
Affiliated Managers Group, Inc. (1)	10,700	$1,256,822
SEI Investments Co.	40,940	1,317,040
		$2,573,862
Commercial Banks — 4.0%
City National Corp.	7,240	$431,142
Cullen/Frost Bankers, Inc.	10,260	519,772
Westamerica Bancorporation	9,340	416,097
		$1,367,011
Commercial Services & Supplies — 4.2%
Copart, Inc. (1)	14,400	$612,720
FTI Consulting, Inc. (1)	13,380	824,743
		$1,437,463
Computer Peripherals — 1.3%
Diebold, Inc.	15,600	$452,088
		$452,088
Containers & Packaging — 2.0%
AptarGroup, Inc.	16,600	$679,106
		$679,106
Distributors — 1.5%
LKQ Corp. (1)	24,760	$520,455
		$520,455
Diversified Consumer Services — 1.5%
Matthews International Corp., Class A	10,900	$510,883
		$510,883
Electric Utilities — 1.2%
DPL, Inc.	14,200	$421,030
		$421,030
Electrical Equipment — 2.5%
AMETEK, Inc.	7,600	$355,984
Genlyte Group, Inc. (The) (1)	5,400	514,080
		$870,064
Electronic Equipment & Instruments — 4.4%
Amphenol Corp., Class A	11,190	$518,880
National Instruments Corp.	12,900	429,957
ScanSource, Inc. (1)	17,870	578,094
		$1,526,931
Energy Equipment & Services — 2.3%
FMC Technologies, Inc. (1)	9,320	$528,444
Tetra Technologies, Inc. (1)	15,900	247,563
		$776,007
Food Products — 1.7%
McCormick & Co., Inc.	15,750	$597,082
		$597,082
Gas Utilities — 1.9%
Energen Corp.	10,420	$669,277
		$669,277
Health Care Equipment & Supplies — 10.0%
DENTSPLY International, Inc.	15,200	$684,304
Mentor Corp.	17,930	701,063
Respironics, Inc. (1)	19,550	1,280,134
Varian Medical Systems, Inc. (1)	14,900	777,184
		$3,442,685

1

Health Care Providers & Services — 4.2%
Henry Schein, Inc. (1)	8,700	$534,180
Owens & Minor, Inc.	12,850	545,225
Patterson Cos., Inc. (1)	10,790	366,320
		$1,445,725
Hotels, Restaurants & Leisure — 6.2%
Ambassadors Group, Inc.	19,250	$352,468
Brinker International, Inc.	16,500	322,740
International Speedway Corp., Class A	14,200	584,756
Sonic Corp. (1)	40,600	889,140
		$2,149,104
Household Durables — 0.8%
Mohawk Industries, Inc. (1)	3,800	$282,720
		$282,720
Insurance — 9.3%
Brown and Brown, Inc.	21,300	$500,550
HCC Insurance Holdings, Inc.	17,520	502,474
Markel Corp. (1)	2,950	1,448,745
RLI Corp.	13,400	760,986
		$3,212,755
IT Services — 0.7%
Total System Services, Inc.	8,500	$238,000
		$238,000
Life Sciences Tools & Services — 1.0%
Covance, Inc. (1)	3,890	$336,952
		$336,952
Machinery — 2.2%
Graco, Inc.	11,200	$417,312
IDEX Corp.	9,600	346,848
		$764,160
Marine — 1.0%
Kirby Corp. (1)	7,100	$330,008
		$330,008
Media — 3.0%
Arbitron, Inc.	12,140	$504,660
Morningstar, Inc. (1)	6,700	520,925
		$1,025,585
Personal Products — 2.2%
Alberto-Culver Co.	31,150	$764,421
		$764,421
Real Estate Management & Development — 1.0%
Forest City Enterprises, Inc., Class A	7,600	$337,744
		$337,744
Road & Rail — 1.3%
Landstar System, Inc.	10,200	$429,930
		$429,930
Software — 7.7%
ANSYS, Inc. (1)	17,750	$735,915
FactSet Research Systems, Inc.	15,090	840,513
Fair Isaac Corp.	10,670	343,041
Jack Henry & Associates, Inc.	30,300	737,502
		$2,656,971
Specialty Retail — 5.0%
Aaron Rents, Inc.	22,400	$430,976
O’Reilly Automotive, Inc. (1)	26,930	873,340
Sally Beauty Holdings, Inc. (1)	47,400	428,970
		$1,733,286
Total Common Stocks (identified cost $27,834,613)		$32,587,904
Total Investments — 94.6% (identified cost $27,834,613)		$32,587,904
Other Assets, Less Liabilities — 5.4%		$1,844,985
Net Assets — 100.0%		$34,432,889

(1)	Non-income producing security.

2

The Portfolio did not have any open financial instruments at December 31, 2007.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,928,237
Gross unrealized appreciation	$6,221,654
Gross unrealized depreciation	(1,561,987)
Net unrealized appreciation	$4,659,667

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	February 20, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 20, 2008